Document and Entity Information	6 Months Ended
Jun. 30, 2017
Entity Information [Line Items]
Entity Registrant Name	PBF HOLDING CO LLC
Entity Central Index Key	0001566011
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Entity Filer Category	Non-accelerated Filer
PBF Finance Corporation [Member]
Entity Information [Line Items]
Entity Registrant Name	PBF FINANCE CORPORATION
Entity Central Index Key	0001566097
Entity Filer Category	Non-accelerated Filer